PREMIUMS AND REINSURANCE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Reinsurance Disclosures [Abstract]
Schedule of Effect of Reinsurance Activity on Written and Earned Premiums and on Net Loss and Loss Adjustment Expenses
The following table sets forth the effect of reinsurance activity on written and earned premiums and on net loss and loss adjustment expenses:

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Written premiums:
Direct	$293,522	$335,134	$348,418
Assumed	373,187	365,012	340,260
Ceded	(209,106)	(210,597)	(191,465)
Net	$457,603	$489,549	$497,213

Earned premiums:
Direct	$303,623	$329,446	$321,556
Assumed	358,432	348,981	313,458
Ceded	(208,249)	(195,297)	(187,862)
Net	$453,806	$483,130	$447,152

Loss and loss adjustment expense:
Direct	$178,228	$173,353	$141,092
Assumed	113,588	119,444	122,688
Ceded	(76,034)	(76,685)	(74,693)
Net	$215,782	$216,112	$189,087